CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Subject to possible Redemption Common stock	Class A common stock Subject to possible Redemption	Class A common stock Common stock	Class A common stock	Class B common stock Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2022			$ 0		$ 575	$ 0	$ (1,457,152)	$ (1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022			0		5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor capital contribution for non-redemption agreements						934,906		934,906
Sponsor cash capital contribution						800,000		800,000
Redemption of Class A common stock	$ (197,694,657)	(197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Excise tax liability							(1,976,947)	(1,976,947)
Trust Account withdrawal for tax payments	$ (2,287,729)						2,287,729	2,287,729
Remeasurement of Class A common stock subject to possible redemption	6,707,678					(973,935)	(5,733,743)	(6,707,678)
Net income							2,729,602	2,729,602
Balance at the ending at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the ending (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Sponsor cash capital contribution						235,647		235,647
Redemption of Class A common stock	$ (32,214,591)
Redemption of Class A common stock (in shares)	(2,986,952)
Excise tax liability							(322,145)	(322,145)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	559,907					(559,907)		(559,907)
Net income							261,607	261,607
Balance at the ending at Mar. 31, 2024			$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the ending (in shares) at Mar. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Mar. 31, 2024	$ 12,566,002	$ 12,566,002
Temporary Equity, Balance at the ending (in shares) at Mar. 31, 2024	1,163,113
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Sponsor cash capital contribution						644,227		644,227
Redemption of Class A common stock	$ (44,757,709)	$ (44,757,709)
Redemption of Class A common stock (in shares)	(4,112,078)
Excise tax liability							(447,576)	(447,576)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	966,174					(966,174)		(966,174)
Net income							(5,107,051)	(5,107,051)
Balance at the ending at Dec. 31, 2024			$ 420		$ 155	713,997	(9,216,019)	(8,501,447)
Balance at the ending (in shares) at Dec. 31, 2024			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2024	$ 429,151	$ 429,151
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2024	37,987	37,987
Redemption of Class A common stock				$ (197,694,657)
Remeasurement of Class A common stock subject to possible redemption	$ 4,494					(4,494)		(4,494)
Net income							(101,682)	(101,682)
Balance at the ending at Mar. 31, 2025			$ 420		$ 155	$ 709,503	$ (9,317,701)	$ (8,607,623)
Balance at the ending (in shares) at Mar. 31, 2025			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Mar. 31, 2025	$ 433,645	$ 433,645
Temporary Equity, Balance at the ending (in shares) at Mar. 31, 2025	37,987	37,987